UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):  [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     7x7 Asset Management LLC
Address:  201 California Street, Suite 930
          San Francisco, CA  94111

Form 13F File Number:  028-12134

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Douglas K. Lee
Title:    Manager
Phone:    415-249-6800

Signature, Place and Date of Signing:


    /s/ Douglas K. Lee           San Francisco, CA       February 11, 2009
---------------------------   ------------------------   -----------------
        [Signature]                 [City, State]             [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $122,084 [thousands]



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
7x7 ASSET MANAGEMENT LLC
FORM 13F INFORMATION TABLE - FOURTH QUARTER 2008



                                 TITLE                            SHARES/
                                  OF                   VALUE     PRINCIPAL SH/ PUT/  INVSMT  OTH        VOTING AUTHORITY
       NAME OF ISSUER            CLASS        CUSIP   (x$1000)    AMOUNT   PRN CALL  DSCRTN  MGRS     SOLE   SHARED   NONE
==========================================================================================================================

ASML HOLDING N V               NY REG SHS   N07059186   6,325     350,000  SH         SOLE   N/A     350,000
AU OPTRONICS CORP              SPONS ADR    002255107   1,152     150,000  SH         SOLE   N/A     150,000
ALTERA CORP                       COM       021441100   4,178     250,000  SH         SOLE   N/A     250,000
COGO GROUP INC                    COM       192448108  12,012   2,471,611  SH         SOLE   N/A   2,471,611
CORNING INC                       COM       219350105   1,430     150,000  SH         SOLE   N/A     150,000
DATA DOMAIN INC                   COM       23767P109     940      50,000  SH         SOLE   N/A      50,000
EBAY INC                          COM       278642103   3,490     250,000  SH         SOLE   N/A     250,000
FIRST SOLAR INC                   COM       336433107   3,863      28,000  SH         SOLE   N/A      28,000
GOOGLE INC                        CL A      38259P508   9,230      30,000  SH         SOLE   N/A      30,000
KEMET CORP                        COM       488360108   2,142   7,934,100  SH         SOLE   N/A   7,934,100
LATTICE SEMICONDUCTOR CORP        COM       518415104   8,879   5,880,000  SH         SOLE   N/A   5,880,000
MARVELL TECHNOLOGY GROUP LTD      ORD       G5876H105   4,502     675,000  SH         SOLE   N/A     675,000
POWERSHARES QQQ TRUST          UNIT SER 1   73935A104  25,279     850,000  SH         SOLE   N/A     850,000
PROSHARES TR                   PSHS ULTRA   74347R305  13,570     425,000  SH         SOLE   N/A     425,000
                                 DOW30
RESEARCH IN MOTION LTD            COM       760975102   4,058     100,000  SH         SOLE   N/A     100,000
RIVERBED TECHNOLOGY INC           COM       768573107   2,107     185,000  SH         SOLE   N/A     185,000
SPDR TR                        UNIT SER 1   78462F103   2,288      15,000  SH  CALL   SOLE   N/A      15,000
STEC INC                          COM       784774101   5,742   1,348,000  SH         SOLE   N/A   1,348,000
SYNTHESIS ENERGY SYS INC          COM       871628103   1,462   2,150,000  SH         SOLE   N/A   2,150,000
TERADYNE INC                      COM       880770102   4,980   1,180,000  SH         SOLE   N/A   1,180,000
XILINX INC                        COM       983919101   4,455     250,000  SH         SOLE   N/A     250,000